Dividends - Additional information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 22, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Disclosure of Dividends [Line Items]
Decrease to franking account balance | $		$ 358
Final Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)		$ 2.250		$ 4.170		$ 3.090
Special Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)		$ 0		$ 0.620		$ 0.930
Potential ordinary share transactions
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)	$ 2.250
Dividends payment proposed in the announcement of the results for the year | $	$ 3,700
Rio Tinto Limited
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)			$ 10.465		$ 12.771		$ 5.662
Franking credits available | $		$ 7,246	$ 7,246	$ 6,611	$ 6,611	$ 6,812	$ 6,812
Rio Tinto Limited | Final Dividends
Disclosure of Dividends [Line Items]
Franked final dividend percentage		30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Rio Tinto Limited | Special Dividends
Disclosure of Dividends [Line Items]
Franked final dividend percentage		30.00%	30.00%	30.00%	30.00%	30.00%	30.00%